Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Unrecognized tax benefits that would impact effective tax rate [Abstract]
Total unrecognized tax benefit	$ 1.9		$ 1.9		$ 3.2
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Effective income tax rate	38.40%	37.60%	38.00%	37.80%
MGE [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Effective income tax rate	38.40%	37.60%	38.00%	37.80%